Royalty, stream and other interests (Narrative) (Details) $ in Thousands			1 Months Ended							12 Months Ended
	Jul. 15, 2024 USD ($) oz Rate	Mar. 15, 2023 USD ($)	Oct. 27, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 25, 2024 USD ($)	Oct. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) t	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / ounce
Royalty, Stream And Other Interests [Line Items]
Impairment loss										$ 49,558	$ 35,711
Cascabel Copper Gold Project [Member]
Royalty, Stream And Other Interests [Line Items]
Additional deposits to fund construction costs	$ 650,000
Amount of deposit payable	10,000
Amount payable on achievement of first operational milestones	10,000
Amount payable on achievement of second operational milestones	10,000
Amount payable pro rata drawdowns with construction facility	195,000
Cascabel Copper Gold Project [Member] | Osisko Bermuda [Member]
Royalty, Stream And Other Interests [Line Items]
Initial deposits	100,000
Additional deposits to fund construction costs	$ 225,000
Percentage of deposit	30.00%
Pre-Construction Deposit	$ 30,000
Construction Deposit	$ 195,000
Percentage of purchase refined gold until first threshold	6.00%
First threshold of refined gold purchased | oz	225,000
Percentage of purchase refined gold after first threshold	3.60%
Ongoing payments equal to a percentage of gold spot price | Rate	20.00%
Cascabel Copper Gold Project [Member] | Franco-Nevada (Barbados) Corporation [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of deposit	70.00%
Dalgaranga Gold Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of gross revenue royalty acquired										1.80%
Percentage of gross revenue royalty acquired on additional regional exploration licenses										1.35%
Investments in royalty, payment										$ 50,000
Gibraltar Silver Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of portfolio acquired		12.50%			12.50%				75.00%
Effective stream percentage		87.50%			100.00%
Investments in royalty, payment		$ 10,250			$ 12,700
Gibraltar Silver Stream [Member] | Taseko [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of portfolio acquired		12.50%			12.50%
Effective stream percentage		87.50%			100.00%
Eagle Gold Mine [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment loss				$ 49,600
Impairment loss, net of income taxes				$ 36,400
CSA Silver Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Payment of up-front cash deposit									$ 75,000
Percentage of refined silver purchased									100.00%
Percentage of spot silver price used for paying refined silver delivered									4.00%
CSA Copper Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Payment of up-front cash deposit									$ 75,000
Percentage of spot silver price used for paying refined silver delivered									4.00%
Equity of Metals Acquisition Corp											40,000
CSA Copper Stream [Member] | First Threshold Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of copper NSR royalty acquired									3.00%
CSA Copper Stream [Member] | Second Threshold Stream [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of purchased refined copper									4.875%
Second threshold of refined copper purchased | t									33,000
CSA Copper Stream [Member] | Remaining life of mine [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of purchased refined copper									2.25%
Costa Fuego Copper-Gold Project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of copper NSR royalty acquired								1.00%
Percentage of gold NSR royalty acquired								3.00%
Royalty percentage decrease under buy-down payment option								0.50%
Royalty percentage under buy-down payment option copper								0.50%
Royalty percentage under buy-down payment option gold								2.50%
Investments in royalty, payment								$ 15,000
Costa Fuego Copper-Gold Project [Member] | Second anniversary transaction close [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of payment in up-front price paid before anniversary transaction close								130.00%
Costa Fuego Copper-Gold Project [Member] | Third anniversary transaction close [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of payment in up-front price paid before anniversary transaction close								140.00%
Costa Fuego Copper-Gold Project [Member] | Fourth anniversary transaction close [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of payment in up-front price paid before anniversary transaction close								150.00%
Namdini Gold project [Member]
Royalty, Stream And Other Interests [Line Items]
Percentage of NSR acquired						1.00%
Investments in royalty, payment						$ 35,000
Stornoway Diamond Corporation [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests			$ 11,200
Impairment of royalty, stream and other interests, net of tax			$ 8,200
Royalty, stream and other interests							$ 1,500
Tintic Property [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests											$ 17,800
Average gold price per ounce | $ / ounce											1,870
Discount rate											6.00%
Reasonable increase decrease in estimates for sensitivity analysis											10.00%